As filed with the U.S. Securities and Exchange Commission on May 31, 2012

File No.  333-179562
File No.:  811-22668

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2	☒

ETF SERIES SOLUTIONS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices, Zip Code)

 (Registrant’s Telephone Number, including Area Code)
(414) 765-6609

Eric W. Falkeis, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copy to:
W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)

[ X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information are incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement filed on May 23, 2012.

This amendment is submitted for the purpose of filing the Advisory Agreement as Exhibit EX.99.d.i to Part C.

PART C:  OTHER INFORMATION

Item 28.  Exhibits

(a)	(i)
Certificate of Trust dated February 9, 2012 of ETF Series Solutions (the “Trust” or the “Registrant”) is incorporated herein by reference to Exhibit (a)(i) to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 17, 2012.

(ii)
Registrant’s Agreement and Declaration of Trust dated February 17, 2012 is incorporated herein by reference to Exhibit (a)(ii) to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the SEC on February 17, 2012.

(b)
Registrant’s ByLaws dated February 17, 2012 are incorporated herein by reference to Exhibit (b) to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the SEC on February 17, 2012.

(c)		Not applicable.
(d)	(i)	Investment Advisory Agreement between the Trust and Exchange Traded Concepts, LLC – filed herewith.
(ii)
Investment Sub-Advisory Agreement between Exchange Traded Concepts, LLC and Index Management Solutions, LLC – dated May 23, 2012 is incorporated herein by reference to Exhibit (d)(ii) to the Registrant’s Registration Statement on Amended Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the SEC on May 23, 2012.

(e)	(i)
Distribution Agreement between the Trust and Quasar Distributors, LLC (AlphaClone Fund) – dated May 16, 2012 is incorporated herein by reference to Exhibit (e)(i) to the Registrant’s Registration Statement on Amended Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the SEC on May 23, 2012.

(ii)
Distribution Agreement between the Trust and Quasar Distributors, LLC (Zacks Funds) – dated May 16, 2012 is incorporated herein by reference to Exhibit (e)(ii) to the Registrant’s Registration Statement on Amended Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the SEC on May 23, 2012.

(iii)
Form of Authorized Participant Agreement – is incorporated herein by reference to Exhibit (e) (iii) to the Registrant’s Registration Statement on Amended Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the SEC on May 23, 2012.

(f)		Not applicable.
(g)
Custodian Agreement between the Trust and U.S. Bank National Association – dated May 16, 2012 is incorporated herein by reference to Exhibit (g) to the Registrant’s Registration Statement on Amended Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the SEC on May 23, 2012.

(h)	(i)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – dated May 16, 2012 is incorporated herein by reference to Exhibit (h)(i) to the Registrant’s Registration Statement on Amended Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the SEC on May 23, 2012.

(ii)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – dated May 16, 2012 is incorporated herein by reference to Exhibit (h)(ii) to the Registrant’s Registration Statement on Amended Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the SEC on May 23, 2012.

(iii)
Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC – dated May 16, 2012 is incorporated herein by reference to Exhibit (d) (ii) to the Registrant’s Registration Statement on Amended Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the SEC on May 23, 2012.

(iv)
Power of Attorney – dated March 27, 2012 is incorporated herein by reference to Exhibit (h) (iv) to the Registrant’s Registration Statement on Amended Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the SEC on May 23, 2012.

(i)
Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP – dated May 21, 2012 is incorporated herein by reference to Exhibit (i) to the Registrant’s Registration Statement on Amended Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the SEC on May 23, 2012.

(j)
Consent of Independent Registered Public Accounting Firm – dated May 22, 2012 is incorporated herein by reference to Exhibit (j) to the Registrant’s Registration Statement on Amended Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the SEC on May 23, 2012.

(k)		Not applicable.
(l)	(i)
Initial Capital Agreement between the Trust and U.S. Bancorp Fund Services, LLC – dated April 23, 2012 is incorporated herein by reference to Exhibit (l)(i) to the Registrant’s Registration Statement on Amended Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the SEC on May 23, 2012.

(ii)
Letter of Representations between the Trust and Depository Trust Company – dated May 21, 2012 is incorporated herein by reference to Exhibit (l)(ii) to the Registrant’s Registration Statement on Amended Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the SEC on May 23, 2012.

(m)
Rule 12b-1 Plan –is incorporated herein by reference to Exhibit (m) to the Registrant’s Registration Statement on Amended Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the SEC on May 23, 2012.

(n)		Not applicable.
(o)		Reserved.
(p)	(i)
Code of Ethics for the Trust –is incorporated herein by reference to Exhibit (p) (i) to the Registrant’s Registration Statement on Amended Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the SEC on May 23, 2012.

(ii)
Code of Ethics for Exchange Traded Concepts, LLC – dated January 31, 2012 is incorporated herein by reference to Exhibit (p)(ii) to the Registrant’s Registration Statement on Amended Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the SEC on May 23, 2012.

(iii)
Code of Ethics for Index Management Solutions, LLC – adopted as of January 3, 2005; Amended as of January 3, 2006 and February 5, 2008 is incorporated herein by reference to Exhibit (p) (iii) to the Registrant’s Registration Statement on Amended Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the SEC on May 23, 2012.

(iv)
Code of Ethics for Quasar Distributors, LLC –is incorporated herein by reference to Exhibit (p)(iv) to the Registrant’s Registration Statement on Amended Form N-1A (File Nos. 333-179562 and 811-22668), as filed with the SEC on May 23, 2012.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser

With respect to Exchange Traded Concepts, LLC (the “Adviser”) and Index Management Solutions, LLC (the “Sub-Adviser”), the response to this Item will be incorporated by reference to the Adviser’s and Sub-Adviser’s Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC (File Nos. 801-70485 and 801-70930, respectively).  Each Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

Item 32.  Principal Underwriter

Quasar Distributors, LLC acts as the Principal Underwriter for the Trust.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Intrepid Capital Management Funds Trust
Advisors Series Trust	IronBridge Funds, Inc.
Aegis Funds	Jacob Funds, Inc.
Aegis Value Fund, Inc.	Jensen Portfolio, Inc.
Allied Asset Advisors Funds	Keystone Mutual Funds

Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Ambassador Funds	LoCorr Investment Trust
Artio Global Funds	Lord Asset Management Trust
Barrett Opportunity Fund, Inc.	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brandywine Fund, Inc.	Merger Fund
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Brookfield Investment Funds	Monetta Trust
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cushing MLP Funds Trust	Perritt Microcap Opportunities Fund, Inc.
DoubleLine Funds Trust	PineBridge Mutual Funds
Empiric Funds, Inc.	PRIMECAP Odyssey Funds
Evermore Funds Trust	Professionally Managed Portfolios
First American Funds, Inc.	Prospector Funds, Inc.
First American Investment Funds, Inc.	Purisima Funds
First American Strategy Funds, Inc.	Rainier Investment Management Mutual Funds
Fort Pitt Capital Funds	RBC Funds Trust
Glenmede Fund, Inc.	SCS Financial Funds
Glenmede Portfolios	Thompson Plumb Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	USA Mutuals Funds
Hennessy Funds Trust	Wall Street Fund
Hennessy Funds, Inc.	Wexford Trust/PA
Hennessy Mutual Funds, Inc.	Wisconsin Capital Funds, Inc.
Hennessy SPARX Funds Trust	WY Funds
Hotchkis & Wiley Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	Chairman and President
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)	Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Principal Underwriter	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Exchange Traded Concepts, LLC 2545 S. Kelly Avenue, Suite C Edmond, OK 73013
Registrant’s Investment Sub-Adviser	Index Management Solutions, LLC 2005 Market Street One Commerce Square, Suite 2020 Philadelphia, PA 19103

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on May 31, 2012.

ETF Series Solutions

By: /s/ Eric W. Falkeis
Eric W. Falkeis
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ J. Garrett Stevens*	Trustee	May 31, 2012
J. Garrett Stevens

/s/ Ronald T. Beckman*	Trustee	May 31, 2012
Ronald T. Beckman

/s/ David A. Massart*	Trustee	May 31, 2012
David A. Massart

/s/ Leonard M. Rush*	Trustee	May 31, 2012
Leonard M. Rush

/s/ Eric W. Falkeis	President and Principal Executive Officer	May 31, 2012
Eric W. Falkeis

/s/ Patrick J. Rudnick	Treasurer and Principal Financial Officer	May 31, 2012
Patrick J. Rudnick

*By: /s/ Eric W. Falkeis Eric W. Falkeis, Attorney-in-Fact pursuant to Power of Attorney

 EXHIBIT INDEX

Exhibit Number	Description

EX.99.d.i	Investment Advisory Agreement between the Trust and ETC